Related Party Loan (Details Textual) - USD ($)												1 Months Ended								3 Months Ended	9 Months Ended
	Sep. 08, 2017	Sep. 07, 2017	Jul. 06, 2017	May 11, 2017	May 09, 2017	May 04, 2017	Apr. 12, 2017	Feb. 07, 2017	Dec. 21, 2016	Oct. 13, 2016	Sep. 12, 2016	Jun. 26, 2017	Apr. 25, 2017	Jan. 26, 2017	Jan. 25, 2017	Oct. 31, 2016	Oct. 24, 2016	Sep. 20, 2016	May 26, 2016	Sep. 30, 2017	Sep. 30, 2017	Aug. 24, 2017	Jun. 16, 2017	May 25, 2017	May 22, 2017	May 16, 2017	Feb. 28, 2017	Dec. 31, 2016
Related Party Loan (Textual)
Related party notes payable																				$ 1,659,000	$ 1,659,000							$ 1,365,325
Debt discount																				0	$ 0							94,675
Warrants issued																					2,500,000
Aggregate principal amount																				60,000	$ 60,000
Convertible Notes - related party, net of debt discount																				25,000	25,000
Net of debt discount																				(278,436)	(278,436)
Line of credit borrow principal					$ 130,000															130,000	130,000
Line of credit interest rate, description					The LOC bears interest at a rate of 18%.
May 2016 Rosen Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt																			$ 1,000,000
Interest rate																			12.50%
Warrant term																			5 years
Warrants issued to purchase shares																			1,000,000
Warrant purchase price																			$ 0.40
Maturity date																			May 26, 2017
Unpaid interest		$ 150,127.97
Maturity date, description																			Extending the May 2016 Rosen Maturity Date to November 26, 2017.
September 2016 Rosen Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt											$ 100,000
Interest rate											12.00%
Warrant term											5 years
Warrants issued to purchase shares											150,000
Warrant purchase price											$ 0.40
October 2016 Gordon Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt										$ 50,000
Interest rate										12.00%
Warrant term										5 years
Warrants issued to purchase shares										50,000
Warrant purchase price										$ 0.40
Maturity date										Nov. 22, 2017
October 2016 Schiller Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt																	$ 30,000
Interest rate																	9.00%
Warrant term																	5 years
Warrants issued to purchase shares																	15,000
Warrant purchase price																	$ 0.30
Maturity date																	Jan. 01, 2018
October 2016 Rosen Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt																$ 10,000
Interest rate																10.00%
Warrant term																5 years
Warrants issued to purchase shares																10,000
Warrant purchase price																$ 0.30
Maturity date																Nov. 10, 2016
December 2016 Gordon Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt									$ 275,000
Interest rate									10.00%
Warrant term									5 years
Warrants issued to purchase shares									166,666
Warrant purchase price									$ 0.40
Maturity date									Nov. 22, 2017
January 2017 Rosen Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt															$ 50,000
Interest rate															10.00%
Warrant term															5 years
Warrants issued to purchase shares															50,000
Warrant purchase price															$ 0.30
Maturity date															Jan. 01, 2018
January 2017 Gordon Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt														$ 50,000
Interest rate														10.00%
Warrant term														5 years
Warrants issued to purchase shares														50,000
Warrant purchase price														$ 0.30
February 2017 Schiller Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt								$ 10,000
Interest rate								10.00%
Warrant term								5 years
Warrants issued to purchase shares								10,000
Warrant purchase price								$ 0.30
April 2017 Schiller Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt							$ 10,000
Interest rate							10.00%
Warrant term							5 years
Warrants issued to purchase shares							10,000
Warrant purchase price							$ 0.30
Maturity date							Jan. 21, 2018
April 2017 Rosen Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt							$ 10,000
Interest rate							10.00%
Warrant term							5 years
Warrants issued to purchase shares							10,000
Warrant purchase price							$ 0.30
Maturity date							Jan. 21, 2017
May 2017 Rosen Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt						$ 15,000
Interest rate						12.00%
Warrant term						5 years
Warrants issued to purchase shares						10,500
Warrant purchase price						$ 0.30
Maturity date						Sep. 01, 2017
May 2017 Schiller Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt				$ 20,000
Interest rate				10.00%
Warrant term				5 years
Warrants issued to purchase shares				20,000
Warrant purchase price				$ 0.20
Maturity date				Sep. 30, 2017
June 2017 Schiller Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt												$ 30,000
Interest rate												10.00%
Warrant term												5 years
Warrants issued to purchase shares												22,500
Warrant purchase price												$ 0.20
Maturity date												Jan. 21, 2018
July 2017 Rosen Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt			$ 25,000
Interest rate			10.00%
Warrant term			5 years
Warrants issued to purchase shares			18,750
Warrant purchase price			$ 0.20
Maturity date			Jul. 21, 2017
July 2017 Gordon Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt			$ 25,000
Interest rate			10.00%
Warrant term			5 years
Warrants issued to purchase shares			18,750
Warrant purchase price			$ 0.20
Maturity date			Jul. 21, 2017
August 2017 Rosen Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt																						$ 20,000
Interest rate																						12.00%
September 2017 Rosen Loan Agreement [Member]
Related Party Loan (Textual)
Secured debt	$ 224,000
Warrant term	5 years
Warrants issued to purchase shares	1,650,000
Warrant purchase price	$ 0.20
April Rosen Notes [Member]
Related Party Loan (Textual)
Interest rate													12.00%
Warrant term													5 years
Warrant purchase price													$ 0.20
Maturity date													Sep. 01, 2017
Convertible note													$ 25,000
Warrants issued													17,500
April Gordon Notes [Member]
Related Party Loan (Textual)
Interest rate													12.00%
Warrant term													5 years
Warrant purchase price													$ 0.20
Maturity date													Sep. 01, 2017
Convertible note													$ 25,000
Warrants issued													17,500
Convertible Notes - related party, net of debt discount																				942,893	942,893
Net of debt discount																				278,436	278,436
August 2017 Convertible Note Offering [Member]
Related Party Loan (Textual)
Secured debt																				$ 992,177	$ 992,177
Interest rate																				0.20%	0.20%						15.00%
Warrants issued to purchase shares																				579,969	579,969
Warrant purchase price																				$ 0.20	$ 0.20
Debt discount																				$ 127,594	$ 127,594
Warrants issued																					2,064,466
Aggregate principal amount																				500,000	$ 500,000
Unpaid interest																					24,876
Fair value derivative liability																				121,800	121,800
Derivative liability conversion feature																				$ 247,754	$ 127,595
Convertible secured promissory note, description																					The Company offered, through a placement agent, $6,000,000 of units of its securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant ( each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Line of Credit [Member]
Related Party Loan (Textual)
Aggregate principal amount					$ 56,000																		$ 3,000	$ 35,000	$ 6,000	$ 30,000
Arthur Rosen [Member]
Related Party Loan (Textual)
Secured debt											$ 100,000					$ 10,000			$ 1,000,000
Interest rate											12.00%					10.00%			12.50%
Warrant term											5 years					5 years			5 years
Warrants issued to purchase shares											150,000					10,000			1,000,000
Warrant purchase price											$ 0.40					$ 0.30			$ 0.40
Maturity date											Oct. 12, 2016					Nov. 10, 2016			May 26, 2017
202 S Dean LLC [Member]
Related Party Loan (Textual)
Secured debt																		$ 10,000
Interest rate																		10.00%
Warrant term																		5 years
Warrants issued to purchase shares																		235,000
Warrant purchase price																		$ 0.40
Maturity date																		Mar. 20, 2017
Chris Gordon [Member]
Related Party Loan (Textual)
Secured debt									$ 275,000	$ 50,000
Interest rate									10.00%	12.00%
Warrant term									5 years	5 years
Warrants issued to purchase shares									166,666	50,000
Warrant purchase price									$ 0.40	$ 0.40
Maturity date									Jan. 20, 2017	Nov. 12, 2016
Investor [Member]
Related Party Loan (Textual)
Warrants issued to purchase shares																				13,070,148	13,070,148
Warrants issued																					778,750
Investor [Member] | August 2017 Convertible Note Offering [Member]
Related Party Loan (Textual)
Debt discount																				$ 161,552	$ 161,552
Warrants issued																					2,525,000